Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense and Accounting Profit Multiplied By Tax Rate (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Effective Tax Expense Income Reconciliation And Components Of Income Tax Expenses Income [Abstract]
Accounting profit / (loss) before income tax	₨ 10,034	$ 117	₨ 8,142	₨ (2,470)
Tax at the India's tax rate of 25.168% applicable to RPL (March 31, 2024 and 2023: 31.2%)	2,525	30	2,540	(771)
Disallowance (net of allowance) under section 94B of the Income Tax Act	1,763	21	1,968	2,034
Tax rate differences	(217)	(3)	(115)	49
Unabsorbed depreciation and business losses	694	8	1,000	1,090
Change in estimates for recoverability of Minimum alternate tax	(53)	(1)	17	(97)
Adjustment of tax relating to earlier periods	582	7	(528)	231
On account of adoption of new tax ordinance
- Mat credit written off	414	5	81	22
- Recognition / reversal of DTA/ DTL	(49)	(1)	(2)	(1)
Effect of tax holidays and other tax exemptions	(20)	0	(288)	(49)
Other non-deductible expenses	(196)	(2)	(678)	51
Current tax expense reported in the consolidated statement of profit or loss	1,514	18	981	966
Deferred tax expense reported in the consolidated statement of profit or loss	3,929	46	3,014	1,593
Tax expense at the effective income tax rate	₨ 5,443	$ 64	₨ 3,995	₨ 2,559